Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets
Depreciation and amortization in excess of capital cost allowance	$ 109	$ 477
Non-depreciable capital property	271	271
Post-retirement and post-employment benefits expense in excess of cash payments	558	603
Environmental expenditures	71	74
Non-capital losses	240	213
Tax credit carryforwards	49	27
Investment in subsidiaries	84	75
Other	13	3
Deferred income tax assets gross	1,395	1,743
Less: valuation allowance	(364)	(352)
Total deferred income tax assets	1,031	1,391
Less: current portion	0	0
Deferred income tax assets, noncurrent	1,031	1,391
Deferred income tax liabilities
Regulatory amounts that are not recognized for tax purposes	(47)	(153)
Goodwill	(10)	(10)
Capital cost allowance in excess of depreciation and amortization	(74)	(64)
Other	(16)	(11)
Total deferred income tax liabilities	(147)	(238)
Less: current portion	0	0
Deferred income tax liabilities, noncurrent	(147)	(238)
Net deferred income tax assets	$ 884	$ 1,153